CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Common Stock [Member] Predecessor [Member]	Common Stock [Member] Successor [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Predecessor [Member]	Additional Paid-in Capital [Member] Successor [Member]	Retained Earnings [Member]	Retained Earnings [Member] Predecessor [Member]	Retained Earnings [Member] Successor [Member]	Total	Predecessor [Member]	Successor [Member]
Beginning balance, value at Dec. 31, 2020				$ 89,331,629			$ (59,948,708)			$ 29,382,921
Beginning Balance, Shares at Dec. 31, 2020										1
Contributions from parent				11,214,967						$ 11,214,967
Net loss							(8,238,808)			(8,238,808)
Ending balance, value at Dec. 31, 2021				100,546,596			(68,187,516)			$ 32,359,080
Ending Balance, Shares at Dec. 31, 2021	1									1
Contributions from parent				317,792						$ 317,792
Net loss							(836,035)			(836,035)
Ending balance, value at Mar. 31, 2022				100,864,388			(69,023,551)			31,840,837
Ending Balance, Shares at Mar. 31, 2022	1
Beginning balance, value at Dec. 31, 2021				100,546,596			(68,187,516)			$ 32,359,080
Beginning Balance, Shares at Dec. 31, 2021	1									1
Contributions from parent										$ 316,599
Net loss										(2,600,106)
Common stock issued
Issuance of stock options
Ending balance, value at Jun. 30, 2022				100,863,195			(70,787,622)			30,075,573
Ending Balance, Shares at Jun. 30, 2022	1
Beginning balance, value at Dec. 31, 2021				100,546,596			(68,187,516)			$ 32,359,080
Beginning Balance, Shares at Dec. 31, 2021	1									1
Contributions from parent					$ 316,600						$ 316,600
Net loss								(7,938,335)			(7,938,335)
Common stock issued		16,547			(16,547)
Common stock issued, Shares											165,472,240
Ending balance, value at Dec. 14, 2022		16,547	$ 16,547		100,846,649	$ 51,345,640		(76,125,851)			$ 24,737,345	$ 51,362,187
Ending Balance, Shares at Dec. 14, 2022											165,472,241	165,472,241
Beginning balance, value at Mar. 31, 2022				100,864,388			(69,023,551)			$ 31,840,837
Beginning Balance, Shares at Mar. 31, 2022	1
Net loss							(1,764,071)			(1,764,071)
Prior period adjustment				(1,193)						(1,193)
Ending balance, value at Jun. 30, 2022				100,863,195			(70,787,622)			30,075,573
Ending Balance, Shares at Jun. 30, 2022	1
Beginning balance, value at Dec. 14, 2022		$ 16,547	16,547		$ 100,846,649	51,345,640		$ (76,125,851)			$ 24,737,345	$ 51,362,187
Beginning Balance, Shares at Dec. 14, 2022											165,472,241	165,472,241
Contributions from parent
Net loss									(910,538)	910,538		(910,538)
Ending balance, value at Dec. 31, 2022	$ 16,547		16,547	51,345,640		51,345,640	(910,538)		(910,538)	50,451,649		$ 50,451,649
Ending Balance, Shares at Dec. 31, 2022	165,472,241											165,472,241
Net loss							(2,387,451)			(2,387,451)
Issuance of stock options				145,155						145,155
Ending balance, value at Mar. 31, 2023	$ 16,547			51,490,795			(3,297,989)			48,209,353
Ending Balance, Shares at Mar. 31, 2023	165,472,241
Beginning balance, value at Dec. 31, 2022	$ 16,547		$ 16,547	51,345,640		$ 51,345,640	(910,538)		$ (910,538)	50,451,649		$ 50,451,649
Beginning Balance, Shares at Dec. 31, 2022	165,472,241											165,472,241
Contributions from parent
Net loss										(4,843,204)
Common stock issued										28,341,814
Issuance of stock options										528,927
Ending balance, value at Jun. 30, 2023	$ 99,905			80,133,023			(5,753,742)			74,479,186
Ending Balance, Shares at Jun. 30, 2023	248,830,516
Beginning balance, value at Mar. 31, 2023	$ 16,547			51,490,795			(3,297,989)			48,209,353
Beginning Balance, Shares at Mar. 31, 2023	165,472,241
Net loss							(2,455,753)			(2,455,753)
Common stock issued	$ 83,358			28,258,456						28,341,814
Common stock issued, Shares	83,358,275
Issuance of stock options				383,772						383,772
Ending balance, value at Jun. 30, 2023	$ 99,905			$ 80,133,023			$ (5,753,742)			$ 74,479,186
Ending Balance, Shares at Jun. 30, 2023	248,830,516